Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2021

	Shares	Value	Ticker	Total Cost
Common Stocks - 97.99%

Aerospace & Defense - 1.5%
AerSale Corporation	6,384	108,528	ASLE	63,039.87
CPI Aerostructures, Inc.	40,119	110,327	CVU	218,570.60
		218,855		281,610

Banks - 7.44%
The First of Long Island Corporation	7,235	149,041	FLIC	152,062.51
First Internet Bancorp (a)	12,948	403,719	INBK	321,990.27
Meridian Corp.	5,789	166,318	MRBK	98,819.25
Northrim BanCorp, Inc.	3,932	167,149	NRIM	104,009.76
TriState Capital Holdings, Inc. (a)	9,325	197,224	TSC	98,982
		1,083,451		775,864.18

Basic Materials - 1.56%
Alto Ingredients, Inc.	45,996	227,220	ALTO	228,539.01
		227,220		228,539.01

Capital Markets - 9.22%
180 Degree Capital Corp.	39,195	284,168	TURN	322,260.81
Cowen, Inc. Class A	3,575	122,658	COWN	54214.97
Diamond Hill Investment Group, Inc. Class A	1,418	249,086	DHIL	189,282.89
Donnelley Financial Solutions, Inc.	12,616	436,766	DFIN	115,111.59
Heritage Global, Inc.	127,460	249,822	HGBL	324,724.96
		1,342,499		1,005,595.22

Chemicals - 2.17%
Advanced Emissions Solutions, Inc.	19,612	125,321	ADES	117,605.80
Landec Corp.	20,631	190,218	LNDC	238,477.25
		315,539		356,083

Commercial Services & Supplies - 2.24%
Perma-Fix Environmental Services, Inc.	49,010	325,917	PESI	247,707.36
		325,917		247,707.36

Communication Equipment- 2.49%
Aviat Networks, Inc. (a)	6,747	221,706	AVNW	105,070.62
PCTEL, Inc.	22,658	140,933	PCTI	137,760.19
		362,639		242,830.81

Construction & Engineering - 5.68%
Concrete Pumping Holdings, Inc.	16,713	142,729	BBCP	97,733.94
Orion Group Holdings, Inc.	84,729	460,926	ORN	395,444.67
Sterling Construction Co., Inc.	9,821	222,642	STRL	78,812.33
		826,297		571,990.94

Hotels, Restaurants & Leisure - 0.36%
Hall of Fame Resort & Entertainment Company	19,773	52,398	HOFV	27,679.77
		52,398		27,679.77

Distributors - 2.53%
VOXX International Corp. (a)	32,113	367,694	VOXX	282,181.37
		367,694		282,181.37

Diversified Financial Services - 2.7%
TIPTREE, Inc. (a)	39,214	392,924	TIPT	232,787.90
		392,924		232,787.90

Electrical Equipment, Instruments & Comp - 2.45%
Iteris, Inc (a)	14,286	75,430	ITI	25,676.92
Key Tronic Corporation	28,805	187,233	KTCC	192,539.42
Richardson Electronics Ltd.	9,753	94,507	RELL	54,308.47
		357,169		272,524.81

Electronic Equipment, Instruments & Comp - 32.62%
Coda Octopus Group, Inc.	11,121	99,644	CODA	84,021.52
		99,644		84,021.52

Energy Equipment & Services-1.54%
Dawson Geophysical Co. (a)	24,673	61,436	DWSN	62,975.73
Independence Contract Drilling, Inc.	10,409	31,227	ICD	49,784.47
Profire Energy, Inc.	194,677	223,879	PFIE	309,825.10
		316,541		422,585.30

Equity Real Estate Investment Trusts - 2.58%
Postal Realty Trust, Inc.	20,140	375,410	PSTL	312,155.94
		375,410		312,155.94

Food Products - 1.53%
Coffee Holding Company, Inc. (a) (c)	49,053	223,191	JVA	205,665.92
		223,191		205,665.92

Health Care Equipment & Supplies - 0.58%
Invacare Corp. (a)	12,790	60,880	IVC	55,890.83
Lensar, Inc.	3,084	23,593	LNSR	34,263.24
		84,473		90,154.07

Health Care Providers & Services - 1.51%
Psychemedics Corp.	26,088	219,139	PMD	222,260.42
		219,139		222,260.42

Household Durables - 1.64%
Flexsteel Industries, Inc.	7,362	227,339	FLXS	137,236.10
Zagg/Cvr.Us	71,453	10,718	ZAGG/CVR.US	-
		238,057		137,236

IT Services - 2.51%
Computer Task Group, Inc.	45,711	364,774	CTG	261,507.30
		364,774		261,507.30

Insurance - 4.01%
Crawford & Company (CRD-A)	11,035	98,984	CRD.A.N	92,029.54
Hallmark Financial Services, Inc.	39,757	145,113	HALL	156,758.57
United Insurance Holdings Corp. (a)	93,415	339,096	UIHC	562,581.12
		583,193		811,369.23

Internet Software & Services - 0.91%
Points International Ltd	7,776	132,970	PCOM	76,517.56
		132,970		76,517.56

Machinery - 2.85%
Graham Corp.	14,033	174,009	GHM	209,467.83
LB Foster Co.	15,505	240,172	FSTR	257,094.15
		414,182		466,561.98

Marine - 3.55%
Eagle Bulk Shipping, Inc.	4,560	229,915	EGLE	128,075.41
Genco Shipping & Trading Limited	14,280	287,456	GNK	148,614.74
		517,372		276,690.15

Metals & Mining -1%
Endeavour Silver Corp. (a)	27,796	113,686	EXK	69,663.23
Olympic Steel Inc. (a)	5,785	140,923	ZEUS	60,642.86
Universal Stainless & Alloy Products, Inc. (a)	14,327	145,706	USAP	192,064.08
		400,314		322,370.17

Oil, Gas & Consumable Fuels - 9.98%
Adams Resources & Energy, Inc. (a)	20,084	609,951	AE	633,029.21
Teekay Tankers Ltd. (a)	12,779	185,679	TNK	219,763.86
Vaalco Energy, Inc. (a)	223,471	657,005	EGY	320,446.84
		1,452,635		1,173,239.91

Personal Products - 0.27%
Nature's Sunshine Products, Inc.	2,688	39,379	NATR	43,217.94
		39,379		43,217.94

Professional Services - 6.72%
Acacia Research Corp. (a)	62,993	427,722	ACTG	267,000.89
BG Staffing, Inc.	43,029	550,341	BGSF	521,098.20
		978,063		788,099.09

Semiconductors & Semiconductor Equipment- 2.96%
Amtech Systems, Inc. (a)	23,479	268,365	ASYS	114,367.58
AXT, Inc. (a)	19,542	162,785	AXTI	91,698.09
		431,150		206,066

Software - 0.52%
Allot Communications Ltd. (a)	5,062	75,221	ALLT	25,040.44
		75,221		25,040.44

Specialty Retail - 0.83%
Tandy Leather Factory, Inc. (a)	23,907	120,730	TLFA	153,011.77
		120,730		153,011.77

Technology Harware, Storage & Peripheral Total - 2.75%
Immersion Corporation	33,187	226,999	IMMR	271,038.95
INTEVAC, Inc.	36,209	173,079	IVAC	177,017.08
		400,078		448,056

Textiles, Apparel, & Luxury Goods - 3.45%
Lakeland Industries, Inc. (a)	17,758	372,918	LAKE	367,286.17
Movado Group, Inc. (a)	4,108	129,361	MOV	107,528.55
		502,279		474,815

Thrifts & Mortgage Finance - 2.89%
Federal Agricultural Mortgage Corp.	1,873	203,258	AGM	101,235.45
Trustco Bank Corp. (a)	6,796	217,268	TRST	216,045.55
		420,526		317,281.00

TOTAL COMMON STOCKS (Cost $11,843,317)		14,261,923		11,843,317

Money Market Funds - 2.1%
First American Funds Government Obligation Class Y 0.89% (b)	305,443	305,443	FGVXX	305,443.39
		305,443		305,443.39

TOTAL MONEY MARKET FUNDS (Cost $305,443)		305,443		305,443.39

TOTAL INVESTMENTS (Cost $12,148,761) 100.09%		14,567,366	100.09%	12,148,760.51

Liabilities In Excess of Other Assets - -0.09%		(13,165)	-0.09%

TOTAL NET ASSETS - 100.00%		$ 14,554,202	100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2021.				2,418,606
(c) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 14,556,648	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	$ 10,718	- 0 -
Total	$ 14,567,366	- 0 -